Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Significant Accounting Policies

3.	Summary of Significant Accounting Policies
The significant accounting policies followed by the Group in the preparation of its consolidated financial statements are as follows:

(a)	Changes in Accounting Policies
The Group has early adopted the amendments to
IAS 16
, Property, Plant and Equipment: Proceeds before Intended Use, from January 1, 2021. A number of other new standards are effective from January 1, 2021 but they do not have a significant effect on the Group’s consolidated financial statements.

(i)	Retrospective application of changes in accounting policies
Before the application of the amendments to IAS 16, directly attributable costs of acquiring property, plant and equipment included the costs of testing whether it is functioning properly, after deducting the net proceeds from selling items produced using the property, plant and equipment. However, after the application of the amendments, the proceeds from selling any such produced items and the cost of producing those items are recognized in profit or loss. IAS 2
, Inventories
, is applied in identifying and measuring these production costs. The amendments also clarify that testing whether an item of property, plant and equipment is functioning properly means assessing its technical and physical performance rather than assessing its financial performance – e.g. assessing whether the property, plant and equipment has achieved a certain level of operating margin.
The Group applied amendments retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2019, the beginning of the earliest period presented in the accompanying consolidated financial statements.

(ii)	Impact on the consolidated financial statements
Before the application of the amendments to
IAS 16,
the Group deducted net proceeds from selling items produced during the testing whether the property, plant and equipment is functioning properly from its acquisition cost. However, upon the application of the amendments to
IAS 16,
 the Group reclassified the proceeds from selling any such produced items from the testing of property, plant and equipment as sales and the cost of those items as cost of sales and restated the financial statements by adjusting the depreciation for reduction in acquisition cost of property, plant and equipment and related income taxes. Adjusted amount of each account in the comparative financial statements from retrospective application of the changes in the accounting policy is as follows:

i)	Impacts on the consolidated statement of financial position as of December 31, 2020

(In millions of won)
	As previously reported		Adjustments	As restated
Assets
Property, plant and equipment	~~W~~	20,147,051	(7,348)	20,139,703
Deferred tax assets		2,273,677	1,837	2,275,514

	~~W~~ 	22,420,728	(5,511)	22,415,217

Equity
Retained earnings	~~W~~	7,524,297	(5,511)	7,518,786

ii)	Impacts on the consolidated statement of financial position as of December 31, 2021

(In millions of won)
	Amounts before adoption of change		Adjustments	As reported
Assets
Property, plant and equipment	~~W~~	20,564,161	(5,715)	20,558,446
Deferred tax assets		2,306,263	1,429	2,307,692

	~~W~~ 	22,870,424	(4,286)	22,866,138

Equity
Retained earnings	~~W~~	8,545,807	(4,286)	8,541,521

There are no impacts on the consolidated statement of financial position as of January 1, 2019 and December 31, 2019 due to the change in accounting policy.

iii)	Impacts on the consolidated statement of comprehensive income for the year ended December 31, 2020

(In millions of won, except earnings per share)
	As previously reported		Adjustments	As restated

Revenue	~~W~~	24,230,124	31,437	24,261,561
Cost of sales		(21,587,554)	(38,785)	(21,626,339)

Gross profit	~~W~~	2,642,570	(7,348)	2,635,222

Operating loss	~~W~~	(29,117)	(7,348)	(36,465)
Loss before income tax	~~W~~	(595,098)	(7,348)	(602,446)
Income tax benefit		(524,462)	(1,837)	(526,299)

Loss for the year	~~W~~	(70,636)	(5,511)	(76,147)

Basic and diluted loss per share (in won)	~~W~~	(250)	(15)	(265)

iv)	Impacts on the consolidated statement of comprehensive income for the year ended December 31, 2021

(In millions of won, except earnings per share)
	Amounts before adoption of change		Adjustments	As reported

Revenue	~~W~~	29,878,043	—	29,878,043
Cost of sales		(24,574,572)	1,633	(24,572,939)

Gross profit	~~W~~	5,303,471	1,633	5,305,104

Operating income	~~W~~	2,228,975	1,633	2,230,608
Profit before income tax	~~W~~	1,717,252	1,633	1,718,885
Income tax expense		384,933	408	385,341

Profit for the year	~~W~~	1,332,319	1,225	1,333,544

Basic earnings per share (in won)	~~W~~	3,312	3	3,315
Diluted earnings per share (in won)	~~W~~	3,126	4	3,130

There are no impacts on the consolidated statement of comprehensive loss for the year ended December 31, 2019 due to the change in accounting policy.

v)	Impacts on the consolidated statement of changes in equity for the year ended December 31, 2020

- As previously reported
(In millions of won)
	Attributable to owners of the Controlling Company
	Retained earnings		Sub-total	Total equity
Balances at January 1, 2020	~~W~~	7,503,312	11,340,483	12,488,281
Loss for the year		(89,342)	(89,342)	(70,636)

Balances at December 31, 2020	~~W~~	7,524,297	11,401,043	12,736,939

- Adjustments
(In millions of won)
	Attributable to owners of the Controlling Company
	Retained earnings		Sub-total	Total equity
Balances at January 1, 2020	~~W~~	—	—	—
Loss for the year		(5,511)	(5,511)	(5,511)

Balances at December 31, 2020	~~W~~	(5,511)	(5,511)	(5,511)

- As restated
(In millions of won)
	Attributable to owners of the Controlling Company
	Retained earnings		Sub-total	Total equity
Balances at January 1, 2020	~~W~~	7,503,312	11,340,483	12,488,281
Loss for the year		(94,853)	(94,853)	(76,147)

Balances at December 31, 2020	~~W~~	7,518,786	11,395,532	12,731,428

vi)	Impacts on the consolidated statement of cash flows for the year ended December 31, 2020

(In millions of won)
	As reported		Adjustments	Restated

Net cash provided by operating activities(*)	~~W~~	2,286,948	(8,164)	2,278,784
Net cash used in investing activities(*)		(2,319,316)	8,164	(2,311,152)

(*)	The net proceeds from selling items produced during the test are reclassified from net cash used in investing activity to net cash provided by operating activity.
There are no impacts on net cash provided by operating activities and net cash used in investing activities in the consolidated statement of cash flows for the years ended December 31, 2019 and 2021 due to the change in accounting policy.

(b)	Consolidation

(i)	Business Combinations
The Group accounts for business combinations using the acquisition method except for a combination of entities or businesses under common control. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. If the aggregate sum of consideration transferred and non-controlling
interest exceeds the fair value of identifiable net asset, the Group recognizes goodwill; if not, then the Group recognizes gain on a bargain purchase. Any goodwill that arises is tested annually for impairment. Transaction costs are expensed as incurred, except if related to the issue of debt or equity instruments in accordance with IAS 32 and IFRS 9. The consideration transferred does not include amounts related to the settlement of pre-existing
relationships. Such amounts are generally recognized in profit or loss.

(ii)	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(iii)	Non-controlling interests
Non-controlling
interests (“NCI”) are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date. Profit or loss and other comprehensive income (loss) of subsidiaries are attributed to owners of the Controlling Company and non-controlling
interests.
Changes in the Group’s interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

(iv)	Loss of Control
If the Controlling Company loses control of subsidiaries, the Controlling Company derecognizes the assets and liabilities of the former subsidiaries from the consolidated statement of financial position and recognizes the gain or loss associated with the loss of control attributable to the former controlling interest. Meanwhile, the Controlling Company recognizes any investment retained in the former subsidiaries at its fair value when control is lost.

(v)	Associates and joint ventures (equity method investees)
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the parties have joint control, whereby the parties have
rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are initially recognized at cost and subsequently accounted for using the equity method of accounting. The carrying amount of investments in associates and joint ventures is increased or decreased to recognize the Group’s share of the profits or losses and changes in the Group’s proportionate interest of the investee after the date of acquisition. Distributions received from an investee reduce the carrying amount of the investment.
If an associate or a joint venture uses accounting policies different from those of the Controlling Company for like transactions and events in similar circumstances, appropriate adjustments are made to the consolidated financial statements. As of and during the periods presented in the consolidated financial statements, no adjustments were made in applying the equity method.
When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has made payments on behalf of the investee.

(vi)	Transactions eliminated on consolidation
Intra-group balances and transactions, including income and expenses and any unrealized income and expenses and balance of trade accounts and notes receivable and payable arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(c)	Foreign Currency Transaction and Translation
Transactions in foreign currencies are translated to the respective functional currencies of the Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rate on the reporting date.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was originally determined. Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on an investment in equity instruments designated as at FVOCI and a financial asset and liability designated as a cash flow hedge, which are recognized in other comprehensive income. Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition are recognized in profit or loss in the period in which they arise. Foreign currency differences arising from assets and liabilities in relation to the investing and financing activities including borrowings, bonds and cash and cash equivalents are recognized in finance income (costs) in the consolidated statement of comprehensive income (loss) and foreign currency differences arising from assets and liabilities in relation to activities other than investing and financing activities are recognized in other income (expenses) in the consolidated statement of comprehensive income (loss). Foreign currency differences are presented in gross amounts in the consolidated statement of comprehensive income (loss).
If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial position and financial performance of the foreign operation are translated into the presentation currency using the following methods. The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy are translated to the Group’s functional currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to the Group’s functional currency at exchange rates at the dates of the transactions and foreign currency differences are recognized in other comprehensive income (loss). Relevant proportionate shares of foreign currency differences are allocated to the controlling interests and non-controlling
interests. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation is treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and translated at the at each reporting date’s exchange rate.

(d)	Cash and cash equivalents
Cash and cash equivalents include all cash balances and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

(e)	Inventories
Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted-average method, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling expenses. In the case of manufactured inventories and work-in-process, cost includes an appropriate share of production overheads based on the actual capacity of production facilities. However, the normal capacity is used for the allocation of fixed production overheads if the actual level of production is lower than the normal capacity.

(f)	Financial Instruments

(i)	Non-derivative financial assets
Recognition and initial measurement
Trade receivables and debt instruments issued are initially recognized when they are originated. All other financial assets are recognized in statement of financial position when, and only when, the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification
and subsequent measurement

i)	Financial assets
On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI – debt investment; FVOCI – equity investments; or FVTPL. Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the subsequent reporting period following the change in the business model.

A financial asset is measured as at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investments that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured as at FVTPL. This includes all derivative financial assets. At initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

ii)	Financial assets: business model
The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•
the stated policies and objectives for the portfolio and the operation of those policies in practice (these include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets);

•	how the performance of the portfolio is evaluated and reported to the Group’s management;

•	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed; and

•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.
Transfers of financial assets to third parties in transaction that do not qualify for derecognition are not considered sale for this purpose.
A financial asset that is held for trading or is managed and whose performance is evaluated on a fair value basis is measured at FVTPL.

iii)	Financial assets: Assessment whether contractual cash flows are solely payments of principal and interest
For the purpose of the assessment, “principal” is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and cost (e.g. liquidity risk and administrative costs), as well as profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

•	contingent events that would change the amount or timing of cash flows:

•	terms that may adjust the contractual coupon rate, including variable-rate features;

•	prepayment and extension features; and

•	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features)
A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest or the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract.
Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued but unpaid contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

iv)	Financial assets: Subsequent measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Derecognition
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, it transfers the rights to receive the contractual cash flows of the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it transfers or does not retain substantially all the risks and rewards of ownership of a transferred asset, and does not retain control of the transferred asset.
If the Group has retained substantially all the risks and rewards of ownership of the transferred asset, the Group continues to recognize the transferred asset.
Interest rate benchmark reform
In case the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, the Group updates the effective interest rate of the financial asset or financial liability to reflect the change that is required by the reform if both of the following conditions are met:

•	the change is necessary as a direct consequence of the reform; and

•	the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e. the basis immediately before the change.
When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Group first updates the effective interest rate of the financial asset or financial liability to reflect the change that is required by interest rate benchmark reform. After that, the Group applies the policies on accounting for modifications to the additional changes.
Offset
Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(ii)	Non-derivative financial liabilities
The Group classifies financial liabilities into two categories, financial liabilities at FVTPL and other financial liabilities in accordance with the substance of the contractual arrangement and the definitions of financial liabilities, and recognizes them in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the instrument.
Financial liabilities at FVTPL include financial liabilities held for trading or designated as such upon initial recognition at FVTPL. After initial recognition, financial liabilities at FVTPL are measured at fair value, and changes therein are recognized in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the issuance of financial liabilities are recognized in profit or loss as incurred.

Non-derivative
financial liabilities other than financial liabilities classified as at FVTPL are classified as other financial liabilities and measured initially at fair value minus transaction costs that are directly attributable to the issuance of financial liabilities. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. As of December 31, 2021, non-derivative
financial liabilities comprise borrowings, bonds, trade accounts and notes payable, other accounts payable and others.
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired.

(iii)	Share Capital
The Group issued common stocks and they are classified as equity. Incremental costs directly attributable to the issuance of common stocks are recognized as a deduction from equity, net of tax effects. Capital contributed in excess of par value upon issuance of common stocks is classified as share premium within equity.
(iv)	Derivative financial instruments
Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.
Hedge Accounting
If necessary, the Group designates derivatives as hedging items to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).
On initial designation of the hedge, the Group’s management formally designates and documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship, both at the inception of the hedge relationship as well as on an ongoing basis.

i)	Fair value hedges
Change in the fair value of a derivative hedging instrument designated as a fair value hedge and the hedged item is recognized in profit or loss, respectively. The gain or loss from remeasuring the hedging instrument at fair value and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the statement of comprehensive income (loss). The Group discontinues fair value hedge accounting if it does not designate the derivative hedging instrument and the hedged item as the hedge relationship between them anymore; if the hedging instrument expires or is sold, terminated or exercised; or if the hedge no longer meets the criteria for hedge accounting.

ii)	Cash flow hedges
When a derivative designated as a cash flow hedging instrument meets the criteria of cash flow hedge accounting, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and the ineffective portion of changes in the fair value of the derivative is recognized in profit or loss. The Group discontinues cash flow hedge accounting if it does not designate the derivative hedging instrument and the hedged item as the hedge relationship between them anymore; if the hedging instruments expires or is sold, terminated or exercised; or if the hedge no longer meets the criteria for hedge accounting. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.
The Group is applying cash flow hedge accounting by designating expected foreign currency denominated sales arising from forecast export transactions as hedging items and the derivative instruments related to forward exchange as hedging instruments. The effective portion of changes in the fair value of the derivative is recognized in equity and the amount accumulated in equity is reclassified to revenue in the same period which forecast sales occur.
Embedded derivative
Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Other derivative financial instruments
Other derivative financial instruments are measured at fair value and changes of their fair value are recognized in profit or loss.

(g)	Property, Plant and Equipment

(i)	Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes an expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located and borrowing costs on qualifying assets.
The gain or loss arising from the derecognition of an item of property, plant and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other income or other expenses.

(ii)	Subsequent costs
Subsequent expenditure on an item of property, plant and equipment is recognized as part of its cost only if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The costs of the day-to-day
servicing of property, plant and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation
Land is not depreciated and depreciation of other items of property, plant and equipment is recognized in profit or loss on a straight-line basis, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Group. The residual value of property, plant and equipment is zero.
Estimated useful lives of the assets are as
follows:

Estimated useful lives (years)

Buildings and structures	20 ~ 40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12
Right-of-use assets	(*)

(*)	The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.
Depreciation methods, useful lives and residual values are reviewed at each financial year-end
and adjusted if appropriate and any changes are accounted for as changes in accounting estimates.

(h)	Borrowing Costs
The Group capitalizes borrowing costs, which includes interests and exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs, directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use or sale. To the extent that the Group borrows funds specifically for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings. The Group immediately recognizes other borrowing costs as an expense.

(i)	Government Grants
In case there is reasonable assurance that the Group will comply with the conditions attached to a government grant, the government grant is recognized as follows:

(i)	Grants related to the purchase or construction of assets
A government grant related to the purchase or construction of assets is deducted in calculating the carrying amount of the asset. The grant is recognized in profit or loss over the life of a depreciable asset as a reduced depreciation expense and cash related to grant received is presented in investing activities in the statement of cash flows.

(ii)	Grants for compensating the Group’s expenses incurred
A government grant that compensates the Group for expenses incurred is recognized in profit or loss as a deduction from relevant expenses on a systematic basis in the periods in which the expenses are recognized.

(iii)	Other government grants
A government grant that becomes receivable for the purpose of giving immediate financial support to the Group with no compensation for expenses or losses already incurred or no future related costs is recognized as income of the period in which it becomes receivable.

(j)	Intangible Assets
Intangible assets are initially measured at cost. Subsequently, intangible assets are measured at cost less accumulated amortization and accumulated impairment losses.

(i)	Goodwill
Goodwill arising from business combinations is recognized as the excess of the acquisition cost of a business over the net fair value of the identifiable assets acquired and liabilities assumed. Any deficit is a bargain purchase that is recognized in profit or loss. Goodwill is measured at cost less accumulated impairment losses.

(ii)	Research and development
Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred. Development activities involve a plan or design of the production of new or substantially improved products and processes. Development expenditure is capitalized as intangible assets only if the Group can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale,

•	its intention to complete the intangible asset and use or sell it,

•	its ability to use or sell the intangible asset,

•
how the intangible asset will generate probable future economic benefits (among other things, the Group can demonstrate the usefulness of the intangible asset by existence of a market for the output of the intangible asset or the intangible asset itself if it is to be used internally),

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.
Development projects are divided into research activities and development activities. Expenditures on research activities are recognized in profit or loss and qualifying development expenditures on development activities are capitalized.
The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets.

(iii)	Other intangible assets
Other intangible assets include intellectual property rights, software, customer relationships, technology, memberships and others.

(iv)	Subsequent costs
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific intangible asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(v)	Amortization
Amortization is calculated on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which condominium and golf club memberships are expected to be available for use, these intangible assets are regarded as having indefinite useful lives and not amortized.

Estimated useful lives (years)
Intellectual property rights	5, 10(*1)
Rights to use electricity, water and gas supply facilities	10
Software	4(*1)
Customer relationships	7, 10
Technology	10
Development costs	(*2)
Condominium and golf club memberships	Indefinite

(*1)	Software license and patent royalty are amortized over the useful lives considering the contract period.
(*2)
Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products. Amortization of capitalized development costs are recognized in research and development expenses in the consolidated statement of comprehensive income (loss).

Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at each financial year-end.
The useful lives of intangible assets with indefinite useful lives are reviewed at each financial year-end
to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. If appropriate, the changes are accounted for as changes in accounting estimates.

(k)	Impairment

(i)	Financial assets
Financial instruments and contract assets
The Group recognizes loss allowance for financial assets measured at amortized cost and debt investments at FVOCI at the ‘expected credit loss’ (ECL).
The Group recognizes a loss allowance for the life-time expected credit losses except for following, which are measured at
12-month
ECLs:

•	debt instruments that are determined to have low credit risk at the reporting date; and

•
other debt instruments and bank deposits for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both qualitative and quantitative information and analysis, based on the Group’s historical experience and informed credit assessment including forward-looking information.
Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.
12-month
ECLs are the portion of the ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).
The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
Estimation of expected credit losses
Expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured using the present value of the difference between the contractual cash flows and the expected contractual cash flows. The expected credit losses are discounted using effective interest rate of the financial assets.
Credit-impaired financial assets
At each reporting
period-end,
the Group assesses whether financial assets carried at amortized cost and debt instruments at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:

•	significant financial difficulty of the issuer or the borrower;

•
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

•	it is probable that the borrower will enter bankruptcy or other financial reorganization; or

•	the disappearance of an active market for a security because of financial difficulties.
Presentation of loss allowance for ECL in the consolidated statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. For debt instruments at FVOCI, the loss allowance is charged to profit or loss and is recognized in OCI instead of reducing the carrying amount of financial assets in the consolidated statement of financial position.

Write-off
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations for recovering the financial asset in its entirety or a portion thereof. The Group assess whether there are reasonable expectations of recovering the contractual cash flows from customers and individually assess the timing and amount of write-off.
The Group expects no significant recovery from the amount
written-off.
However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

(ii)	Non-financial assets
The carrying amounts of the Group’s
non-financial
assets, other than assets arising from employee benefits, inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill, and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, the recoverable amount is estimated each year.
Recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group determines the recoverable amount of the cash-generating unit to which the asset belongs. The cash-generating unit (“CGU”) is the smallest group of assets that includes the asset and generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. The recoverable amount of an asset or cash-generating unit is determined as the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Fair value less costs to sell is based on the best information available to reflect the amount that the Group could obtain from the disposal of the asset in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of a CGU are allocated first to reduce the carrying amount of any goodwill allocated to the unit, and then to reduce the carrying amounts of the other assets in the unit on a pro rata basis.
In respect of assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of accumulated depreciation or amortization, if no impairment loss had been recognized from the acquisition cost. An impairment loss in respect of goodwill is not reversed.

(l)	Leases
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(i)	As a lessee
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease
component on the basis of its relative stand-alone price. For certain leases, the Group accounts for the lease and non-lease
components as a single lease component by applying the practical expedient not to separate non-lease
components.
The Group recognizes a
right-of-use
asset and lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at of before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case, the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured, the Group recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use
asset. However, if the carrying amount of the
right-of-use
asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognizes any remaining amount of the remeasurement in profit or loss.
The Group presents
right-of-use
assets in ‘property, plant and equipment’ and lease liabilities in ‘financial liabilities’ in the consolidated statement of financial position.
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(ii)	As a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease
separately. It assesses the lease classification of a
sub-lease
with reference to the
right-of-use
asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the exemption described above, then it classifies the sub-lease
as an operating lease.

If an arrangement contains lease and
non-lease
components, then the Group applies IFRS 15 to allocate the consideration in the contract.
At the commencement date, the Group recognizes assets held under a finance lease in its statement of financial position and present them as a receivable at an amount equal to the net investment in the lease and recognize finance income over the lease term, based on a pattern reflecting a constant periodic rate of return on the lessor’s net investment in the lease.
The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of ‘other revenue’.

(m)	Provisions
A provision is recognized as a result of a past event, if the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
The risks and uncertainties that inevitably surround events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows. The unwinding of the discount is recognized as finance cost.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.
The Group recognizes a liability for warranty obligations based on the estimated costs expected to be incurred under its basic limited warranty. This warranty covers defective products and is normally applicable for a warranty period from the date of purchase. These liabilities are accrued when product revenues are recognized. Factors that affect the Group’s warranty liability include historical and anticipated rates of warranty claims on those repairs and cost per claim to satisfy the Group’s warranty obligation. Warranty costs primarily include raw materials and labor costs. As these factors are impacted by actual experience and future expectations, management periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Accrued warranty obligations are included in the current and non-current
provisions.
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated.

(n)	Non-current Assets Held for Sale
Non-current
assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale
if it is highly probable that they will be recovered primarily from sale rather than through continuing use. In order to be classified as held for sale, the asset (or disposal group) is available for immediate sale in its present condition and its sale is highly probable. The assets (or disposal groups) that are classified as non-current
assets held for sale are measured at the lower of their carrying amount and fair value less costs to sell on initial classification. The Group recognizes an impairment loss for any subsequent decrease in fair value of the asset (or disposal group) for which an impairment loss was recognized on initial classification as held-for-sale
and a gain for any subsequent increase in fair value in profit or losses, up to the cumulative impairment loss previously recognized.
The Group does not depreciate a
non-current
asset while it is classified as held for sale or while it is part of a disposal group classified as held for sale.

(o)	Employee Benefits

(i)	Short-term employee benefits
Short-term employee benefits that are due to be settled within twelve months after the end of the period in which the employees render the related service are recognized in profit or loss on an undiscounted basis. The expected cost of profit-sharing and bonus plans and others are recognized when the Group has a present legal or constructive obligation to make payments as a result of past events and a reliable estimate of the obligation can be made.

(ii)	Other long-term employee benefits
The Group’s net obligation in respect of long-term employee benefits other than pension plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods.

(iii)	Defined contribution plan
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees.

(iv)	Defined benefit plan
A defined benefit plan is a post-employment benefit plan other than defined contribution plans. The Group’s net obligation in respect of its defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of any plan assets is deducted.
The calculation is performed annually by an independent actuary using the projected unit credit method. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Group recognizes all actuarial gains and losses arising from defined benefit plans in retained earnings immediately.
The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net
defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Consequently, the net interest on the net defined benefit liability (asset) now comprises: interest cost on the defined benefit obligation, interest income on plan assets, and interest on the effect on the asset ceiling.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

(v)	Termination benefits
The Group recognizes expense for termination benefits at the earlier of the date when the entity can no longer withdraw the offer of those benefits and when the entity recognizes costs for a restructuring involving the payment of termination benefits. If the termination benefits are not expected to be settled wholly before twelve months after the end of the annual reporting period, the Group measures the termination benefit with present value of future cash payments.

(p)	Revenue from contracts with customers
Revenue from the sale of goods in the course of ordinary activities is measured at the fair value of the consideration received or receivable, net of estimated returns, trade discounts, volume rebates and other cash incentives paid to customers.
The Group recognizes revenue according to the five stage revenue recognition model (① Identifying the contract
g
② Identifying performance obligations
g
③ Determining transaction price
g
④ Allocating the transaction price to performance obligations
g
⑤ Recognizing revenue for performance obligations).
The Group generates revenue primarily from sale of display panels. Product revenue is recognized when a customer obtains control over the Group’s products, which typically occurs upon shipment or delivery depending on the terms of the contracts with the customer.
The Group includes return option in the sales contract of display panels with its customers and the consideration receivable from the customer is subject to change due to returns. The Group estimates an amount of variable consideration by using the expected value method which the Group expects to better predict the amount of consideration. The Group includes in the transaction price an amount of variable consideration estimated only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur during the return period when the uncertainty associated with the variable consideration is subsequently resolved. The Group recognizes a refund liability and an asset for its right to recover products from customers if the Group receives consideration from a customer and expects to refund some or all of that consideration to the customer. Sales taxes or value-added taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and are excluded from revenues in the consolidated statement of comprehensive income (loss).

(q)	Operating Segments
An operating segment is a component of the Group that: 1) engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with other components of the group, 2) whose operating results are reviewed regularly by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess its performance, and 3) for which discrete financial information is available. Management has determined that the CODM of the Group is the Board of Directors. The CODM does not receive and therefore does not review discrete financial information for any component of the Group. Consequently, no operating segment information is included in these consolidated financial statements. Entity wide disclosures of geographic and product revenue information are provided in note 1
6
 to these consolidated financial statements.

(r)	Finance Income and Finance Costs
Finance income comprises interest income on funds invested (including debt instruments measured at FVOCI), dividend income, gains on disposal of debt instruments measured at FVOCI, changes in fair value of financial assets at FVTPL, and gains on hedging instruments that are recognized in profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established.
Finance costs comprise interest expense on borrowings, unwinding of the discount on provisions, gain and losses from financial assets measured at FVTPL, impairment losses recognized on financial assets, and losses on hedging instruments that are recognized in profit or loss. Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.

(s)	Income Tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

(i)	Current tax
Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable
or
non-deductible
items from the accounting profit.

(ii)	Deferred tax
Deferred tax is recognized, using the asset and liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the deductible temporary differences, unused tax losses and unrecognized tax credit carryforwards can be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

The Group recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that the differences relating to investments in subsidiaries, associates and joint ventures will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
The Group offsets deferred tax assets and deferred tax liabilities if, and only if the Group has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

(t)	Earnings (Loss) Per Share
The Controlling Company presents basic and diluted earnings (loss) per share (“EPS”) data for its common stocks. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Controlling Company by the weighted average number of common stocks outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of common stocks outstanding, adjusted for the effects of all dilutive potential common stocks such as convertible bonds and others.

(u)	Standards issued but not yet effective
A number of amended standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, the Group has not early adopted the amended standards in preparing these consolidated financial statements.

(i)	Amendment of Reference to the Definition of an Asset and a Liability in the Conceptual Framework (Amendments to IFRS 3, Business Combinations );
These amendments replace the reference to the definitions of an asset and a liability in the Conceptual Framework issued in 2007 to 2018 and added an exception to the recognition principle in IFRS 3,
Business Combinations
, for liabilities and contingent liabilities that would be within the scope of IAS 37,
Provisions, Contingent Liabilities and Contingent Assets
, and IFRIC 21,
Levies
, to apply the recognition criteria specified in those standards.
These amendments are effective for annual periods beginning on January 1, 2022, with early adoption permitted, and they will be applied prospectively.

(ii)	Classification of Liabilities as Current or Non-current (Amendments to IAS 1, Presentation of Financial Statements )
These amendments clarify that an entity has a right to defer settlement of the liability at the end of the reporting period if it complies with the conditions at that date and classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least 12 months after the reporting period.

In addition, settlement of a liability includes transferring the Group’s own equity instruments to a counterparty but they do not affect its classification as current or non-current
if the entity classifies the option as an equity instrument, recognizing it separately from the liability as an equity component of a compound financial instrument.
These amendments are effective for annual periods beginning on January 1, 2023, with early adoption permitted, and the will generally be applied retrospectively. The Group is currently assessing the impacts of the application.
The Amendments to IAS 1, as issued in January 2020 (2020 amendments), are subject to future developments. Certain application issues resulting from the 2020 amendments have been raised with the IFRS Interpretations Committee, which referred them to the Board. In June 2021, the Board tentatively decided to propose further amendments to IAS 1 and to defer the effective date of the 2020 amendments to no earlier than 1 January 2024

(iii)	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets)
These amendments specify the scope of “the unavoidable costs of meeting the obligations under the contract” is “the costs that relate directly to the contracts” (the incremental costs of fulfilling the contract and an allocation of other costs that relate directly to fulfilling contracts).
These amendments are effective for annual periods beginning on January 1, 2022, with early adoption permitted, and they will generally be applied retrospectively.

(iv)	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 , Income Taxes )
These amendments specify the scope of the initial recognition exemption when assets and liabilities arise to equal amount from a single transaction. These amendments require an entity to recognize the resulting deferred tax liability or asset if the transaction give rise to equal taxable and deductible temporary differences although it is not a business combination and affects neither accounting profit nor taxable profit(loss). These amendments are effective for annual periods beginning on January 1, 2023, with early adoption permitted.
Of deferred taxes which give rise to a
right-of-use
asset and lease liability, the Group is currently applying an approach which results in similar conclusion to these amendments except for deferred tax is presented on a net basis. Upon the adoption of the amendments, the Group expects to recognize separate deferred tax assets and liabilities for right of use assets and lease liabilities and they will generally be applied retrospectively.

(v)	Definition of Material ity (Amendments to IAS 1, Presentation of Financial Statement )
These amendments specify the definition of materiality. Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. These amendments are effective for annual periods beginning on January 1, 2023, with early adoption permitted, and they will generally be applied retrospectively.

(vi)	Definition of Accounting Estimates (Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors )
These amendments removed the definition of ‘change in accounting estimates’, and introduced the term ‘accounting estimates’ by defining them as monetary amounts in financial statements that are subject to measurement uncertainty and clarifying that a change in an estimation technique or a valuation technique used to develop accounting estimates is a change in accounting estimate. These amendments are effective for annual periods beginning on January 1, 2023, with early adoption permitted, and they will be applied prospectively.

(vii)	Annual Improvements to IFRSs 2018-2020 Cycle
Annual improvements to IFRSs 2018-2020 Cycle is effective for annual periods beginning on January 1, 2022, with early adoption permitted. The Group does not expect that such amendments have a material effect on the Group’s consolidated financial statements.

•	IAS 1, First-time Adoption of International Financial Reporting Standards: Subsidiary as a First-time Adopter

•	IAS 1, Financial Instruments: Fees in the ‘10 percent’ Test for Derecognition of Financial Liabilities

•	IFRS 16, Leases: Lease Incentives

•	IAS 41, Agriculture: Taxation in Fair Value Measurements
Above amended standards except for the amendments to IAS 1,
Presentation of Financial Statements
are not expected to have a significant impact on the Group’s consolidated financial statements. For the amendments to IAS 1, the Group is currently assessing the potential impact on its consolidated financial statements resulting from the application of the amendments.